EMPLOYEE POST-RETIREMENT BENEFITS - Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee post-retirement benefits
Fair value of plan assets	$ 4,055	$ 3,835
Percentage of Total Portfolio	100.00%	100.00%
Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 2,057	$ 1,998
Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1,436	1,205
Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	562	632	$ 565
Cash and Cash Equivalents
Employee post-retirement benefits
Fair value of plan assets	$ 69	$ 56
Percentage of Total Portfolio	2.00%	1.00%
Cash and Cash Equivalents | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 68	$ 55
Cash and Cash Equivalents | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1	1
Cash and Cash Equivalents | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Canadian
Employee post-retirement benefits
Fair value of plan assets	$ 121	$ 117
Percentage of Total Portfolio	3.00%	3.00%
Equity Securities, Canadian | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 121	$ 117
Equity Securities, Canadian | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Canadian | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, U.S.
Employee post-retirement benefits
Fair value of plan assets	$ 965	$ 897
Percentage of Total Portfolio	24.00%	24.00%
Equity Securities, U.S. | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 965	$ 897
Equity Securities, U.S. | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, U.S. | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, International
Employee post-retirement benefits
Fair value of plan assets	$ 354	$ 344
Percentage of Total Portfolio	9.00%	9.00%
Equity Securities, International | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 167	$ 172
Equity Securities, International | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	187	172
Equity Securities, International | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Global
Employee post-retirement benefits
Fair value of plan assets	$ 74	$ 75
Percentage of Total Portfolio	2.00%	2.00%
Equity Securities, Global | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Equity Securities, Global | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	74	75
Equity Securities, Global | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Emerging
Employee post-retirement benefits
Fair value of plan assets	$ 194	$ 177
Percentage of Total Portfolio	5.00%	5.00%
Equity Securities, Emerging | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 54	$ 50
Equity Securities, Emerging | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	140	127
Equity Securities, Emerging | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Federal
Employee post-retirement benefits
Fair value of plan assets	$ 266	$ 221
Percentage of Total Portfolio	7.00%	6.00%
Fixed Income Securities, Canadian Bonds, Federal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Federal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	266	221
Fixed Income Securities, Canadian Bonds, Federal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Provincial
Employee post-retirement benefits
Fair value of plan assets	$ 314	$ 249
Percentage of Total Portfolio	8.00%	6.00%
Fixed Income Securities, Canadian Bonds, Provincial | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Provincial | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	314	249
Fixed Income Securities, Canadian Bonds, Provincial | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Municipal
Employee post-retirement benefits
Fair value of plan assets	$ 16	$ 12
Percentage of Total Portfolio	0.00%	0.00%
Fixed Income Securities, Canadian Bonds, Municipal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Municipal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	16	12
Fixed Income Securities, Canadian Bonds, Municipal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 143	$ 108
Percentage of Total Portfolio	4.00%	3.00%
Fixed Income Securities, Canadian Bonds, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	143	108
Fixed Income Securities, Canadian Bonds, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Federal
Employee post-retirement benefits
Fair value of plan assets	$ 425	$ 335
Percentage of Total Portfolio	10.00%	9.00%
Fixed Income Securities, U.S. Bonds, Federal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 185	$ 177
Fixed Income Securities, U.S. Bonds, Federal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	240	158
Fixed Income Securities, U.S. Bonds, Federal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Municipal
Employee post-retirement benefits
Fair value of plan assets	$ 1	$ 1
Percentage of Total Portfolio	0.00%	0.00%
Fixed Income Securities, U.S. Bonds, Municipal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, U.S. Bonds, Municipal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1	1
Fixed Income Securities, U.S. Bonds, Municipal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 386	$ 439
Percentage of Total Portfolio	10.00%	11.00%
Fixed Income Securities, U.S. Bonds, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 312	$ 345
Fixed Income Securities, U.S. Bonds, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	74	94
Fixed Income Securities, U.S. Bonds, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Government
Employee post-retirement benefits
Fair value of plan assets	$ 15	$ 11
Percentage of Total Portfolio	0.00%	0.00%
Fixed Income Securities, International, Government | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 4	$ 5
Fixed Income Securities, International, Government | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	11	6
Fixed Income Securities, International, Government | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 83	$ 58
Percentage of Total Portfolio	2.00%	1.00%
Fixed Income Securities, International, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, International, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	83	58
Fixed Income Securities, International, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Mortgage-backed
Employee post-retirement benefits
Fair value of plan assets	$ 60	$ 37
Percentage of Total Portfolio	1.00%	1.00%
Fixed Income Securities, International, Mortgage-backed | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 43	$ 36
Fixed Income Securities, International, Mortgage-backed | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	17	1
Fixed Income Securities, International, Mortgage-backed | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Net Forward Contract, International
Employee post-retirement benefits
Fair value of plan assets	$ (131)	$ (78)
Percentage of Total Portfolio	(4.00%)	(2.00%)
Net Forward Contract, International | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Net Forward Contract, International | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	(131)	(78)
Net Forward Contract, International | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Real estate
Employee post-retirement benefits
Fair value of plan assets	$ 283	$ 336
Percentage of Total Portfolio	7.00%	9.00%
Real estate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Real estate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Real estate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	283	336
Infrastructure
Employee post-retirement benefits
Fair value of plan assets	$ 269	$ 296
Percentage of Total Portfolio	7.00%	8.00%
Infrastructure | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Infrastructure | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Infrastructure | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	269	296
Private equity funds
Employee post-retirement benefits
Fair value of plan assets	$ 10	$ 0
Percentage of Total Portfolio	0.00%	0.00%
Private equity funds | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Private equity funds | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Private equity funds | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	10	0
Funds held on deposit
Employee post-retirement benefits
Fair value of plan assets	$ 138	$ 144
Percentage of Total Portfolio	3.00%	4.00%
Funds held on deposit | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 138	$ 144
Funds held on deposit | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Funds held on deposit | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0